LVIP SSGA International Index Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.52%
Australia–6.83%
†Afterpay	37,372	$ 2,881,169
AGL Energy	127,014	930,969
AMP	714,559	686,570
Ampol	47,268	881,404
APA Group	223,823	1,703,448
Aristocrat Leisure	104,625	2,729,723
ASX	31,382	1,693,562
Aurizon Holdings	325,129	963,112
AusNet Services	423,665	590,493
Australia & New Zealand Banking Group	491,959	10,529,949
BHP Group	514,425	17,700,138
BlueScope Steel	86,097	1,265,393
Brambles	246,829	1,983,527
†CIMIC Group	20,732	276,990
Coca-Cola Amatil	75,251	767,617
Cochlear	11,375	1,822,756
Coles Group	240,196	2,920,878
Commonwealth Bank of Australia	309,211	20,221,551
†Computershare	88,428	999,958
†Crown Resorts	79,376	709,011
CSL	79,297	15,939,879
Dexus	199,042	1,474,028
Evolution Mining	282,375	875,070
Fortescue Metals Group	299,496	4,547,369
Goodman Group	281,001	3,867,430
GPT Group	337,644	1,179,705
Insurance Australia Group	392,398	1,394,855
James Hardie Industries	80,323	2,430,612
LendLease Group	120,231	1,179,873
Macquarie Group	61,579	7,148,215
Magellan Financial Group	26,419	906,406
Medibank	443,136	942,435
Mirvac Group	701,067	1,331,239
National Australia Bank	571,535	11,286,845
Newcrest Mining	142,838	2,649,389
Northern Star Resources	192,517	1,386,225
Oil Search	373,267	1,162,411
Orica	80,976	857,999
Origin Energy	268,522	956,553
†Qantas Airways	154,254	596,363
†QBE Insurance Group	271,525	1,983,998
Ramsay Health Care	32,540	1,655,956
REA Group	8,586	924,357
Rio Tinto	65,722	5,528,545
Santos	301,408	1,625,435
Scentre Group	907,792	1,944,428
†SEEK	56,009	1,212,862
Sonic Healthcare	74,143	1,976,104
South32	484,212	1,033,471
South32 (London Stock Exchange)	368,248	792,264
Stockland	429,346	1,434,883
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Suncorp Group	218,699	$ 1,644,517
†Sydney Airport	212,520	999,187
Tabcorp Holdings	405,855	1,442,690
Telstra	675,976	1,745,688
†TPG Telecom	79,097	380,295
Transurban Group	482,551	4,882,068
Treasury Wine Estates	138,038	1,085,164
Vicinity Centres	683,296	858,941
Washington H Soul Pattinson & Co.	12,623	302,783
Wesfarmers	196,062	7,843,558
Westpac Banking	627,766	11,639,168
WiseTech Global	30,236	667,155
Woodside Petroleum	175,235	3,194,394
Woolworths Group	226,771	7,039,609
		198,208,639
Austria–0.19%
†Erste Group Bank	48,919	1,659,063
OMV	28,032	1,422,091
†Raiffeisen Bank International	31,533	692,612
Verbund	10,993	799,272
voestalpine	24,055	996,635
		5,569,673
Belgium–0.86%
Ageas	29,921	1,809,156
Anheuser-Busch InBev	131,785	8,306,754
Colruyt	11,289	673,316
Elia Group	4,163	458,415
†Galapagos	8,399	651,249
Groupe Bruxelles Lambert	21,026	2,176,244
†KBC Group	45,857	3,334,143
Proximus	32,419	705,610
Sofina	2,794	945,277
Solvay Class A	14,260	1,775,951
UCB	23,050	2,192,733
Umicore	33,743	1,789,770
		24,818,618
Chile–0.05%
Antofagasta	66,473	1,548,710
		1,548,710
China–0.03%
Budweiser Brewing	260,900	778,596
		778,596
Denmark–2.34%
Ambu Class B	27,691	1,300,461
AP Moller - Maersk Class A	522	1,136,455
AP Moller - Maersk Class B	1,007	2,339,202
Carlsberg Class B	18,862	2,898,026
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
†Chr Hansen Holding	18,361	$ 1,668,432
Coloplast Class B	21,378	3,214,494
Danske Bank	124,239	2,324,860
†Demant	16,353	692,713
DSV Panalpina	36,693	7,198,903
†Genmab	11,153	3,669,461
GN Store Nord	23,990	1,888,717
H Lundbeck	14,854	507,447
Novo Nordisk Class B	301,009	20,393,114
Novozymes Class B	36,242	2,321,385
Orsted	33,984	5,488,765
†Pandora	17,850	1,912,405
Rockwool International Class B	1,524	642,443
Tryg	55,809	1,316,206
Vestas Wind Systems	33,961	6,970,752
		67,884,241
Finland–1.17%
Elisa	23,864	1,431,169
Fortum	77,853	2,077,947
Kesko Class B	51,648	1,579,603
Kone Class B	59,982	4,899,946
Neste	74,719	3,965,816
†Nokia	959,800	3,831,960
Nordea Bank	571,852	5,631,275
Orion Class B	15,299	613,049
Sampo Class A	82,814	3,736,052
Stora Enso Class R	98,947	1,845,539
UPM-Kymmene	95,550	3,432,137
Wartsila	70,882	742,624
		33,787,117
France–10.71%
†Accor	33,285	1,255,312
†Aeroports de Paris	6,327	756,065
Air Liquide	82,407	13,461,769
†Airbus	102,148	11,564,426
†Alstom	41,218	2,055,262
†Amundi	9,532	762,352
Arkema	12,087	1,464,927
†Atos	16,562	1,291,969
AXA	334,145	8,967,529
BioMerieux	6,841	870,435
†BNP Paribas	195,355	11,885,335
Bollore	126,487	610,828
Bouygues	42,213	1,692,514
†Bureau Veritas	50,111	1,426,231
Capgemini	27,456	4,671,879
Carrefour	105,995	1,919,819
†Cie de Saint-Gobain	88,203	5,204,882
Cie Generale des Etablissements Michelin	29,962	4,485,166
†CNP Assurances	36,584	695,442
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Covivio	10,450	$ 894,594
†Creditricole	208,652	3,020,651
Danone	106,573	7,311,222
†Dassault Aviation	534	594,284
Dassault Systemes	23,342	4,992,865
Edenred	44,248	2,311,164
†Eiffage	14,950	1,496,520
†Electricite de France	108,270	1,452,517
†Engie	322,472	4,577,662
EssilorLuxottica	49,169	8,006,159
†Eurazeo	8,562	651,639
†Faurecia	22,351	1,190,343
Gecina	8,101	1,115,305
†Getlink	77,105	1,182,707
Hermes International	5,610	6,210,432
Iliad	2,271	431,705
Ipsen	8,038	689,524
Kering	13,106	9,046,433
Klepierre	30,955	721,844
La Francaise des Jeux SAEM	12,762	580,232
Legrand	45,383	4,221,462
L'Oreal	43,900	16,824,164
LVMH Moet Hennessy Louis Vuitton	48,617	32,389,174
†Natixis	195,108	933,974
Orange	338,803	4,173,787
†Orpea	8,949	1,036,856
Pernod Ricard	36,133	6,781,826
Publicis Groupe	39,613	2,417,475
Remy Cointreau	3,589	662,889
†Renault	36,247	1,569,778
†Safran	55,268	7,521,524
Sanofi	197,810	19,543,623
Sartorius Stedim Biotech	5,114	2,106,212
Schneider Electric	93,827	14,331,528
†SCOR	24,915	850,239
SEB	3,986	703,027
SES FDR	77,639	616,754
†Societe Generale	148,252	3,879,577
†Sodexo	16,053	1,539,537
STMicroelectronics	108,624	4,138,686
Suez	58,012	1,228,634
Teleperformance	10,696	3,898,426
Thales	18,645	1,852,402
Total	440,161	20,530,933
†Ubisoft Entertainment	17,718	1,348,070
†Unibail-Rodamco-Westfield	164,321	1,941,368
Valeo	41,370	1,405,468
Veolia Environnement	93,555	2,398,303
Vinci	92,652	9,491,926
Vivendi	146,711	4,817,344
Wendel	5,771	716,694

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Worldline	40,574	$ 3,399,196
		310,790,800
Germany–8.57%
†Adidas	33,083	10,327,611
Allianz	72,781	18,525,278
Aroundtown	172,110	1,225,129
BASF	159,808	13,275,901
Bayer	170,591	10,794,810
Bayerische Motoren Werke	58,435	6,062,559
Bechtle	5,162	967,951
Beiersdorf	18,253	1,928,617
Brenntag	27,379	2,337,415
Carl Zeiss Meditec Class B	6,394	963,524
†Commerzbank	167,606	1,027,572
†Continental	20,051	2,650,006
Covestro	33,739	2,268,699
Daimler	148,789	13,262,594
†Delivery Hero	23,631	3,062,184
†Deutsche Bank	332,464	3,972,103
Deutsche Boerse	33,593	5,582,202
†Deutsche Lufthansa	50,640	671,353
Deutsche Post	171,201	9,379,854
Deutsche Telekom	578,261	11,643,435
Deutsche Wohnen	61,497	2,868,835
E.ON	381,301	4,437,533
Evonik Industries	40,700	1,439,503
Fresenius & Co.	76,086	3,388,806
Fresenius Medical Care & Co.	38,355	2,821,077
GEA Group	25,921	1,062,395
Hannover Rueck	10,828	1,978,348
HeidelbergCement	24,313	2,208,528
†HelloFresh	24,317	1,813,652
Henkel & Co.	19,599	1,940,978
HOCHTIEF	5,270	471,544
Infineon Technologies	232,538	9,859,371
KION Group	12,297	1,214,222
Knorr-Bremse	13,717	1,711,864
LANXESS	15,612	1,150,853
LEG Immobilien	12,969	1,705,813
Merck	21,881	3,741,206
MTU Aero Engines	9,472	2,229,338
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	24,137	7,433,014
Nemetschek	8,714	555,909
†Puma	17,680	1,732,063
†QIAGEN	37,993	1,838,760
Rational	968	752,053
RWE	113,224	4,437,434
SAP	182,587	22,358,387
Scout24	20,155	1,529,234
Siemens	133,665	21,944,853
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Siemens Healthineers	48,722	$ 2,639,697
Symrise	23,587	2,860,093
†TeamViewer	28,507	1,217,861
Telefonica Deutschland Holding	190,187	557,581
Uniper	34,941	1,265,318
United Internet	19,309	774,413
Volkswagen	5,406	1,960,209
Vonovia	92,329	6,030,874
†Zalando	26,801	2,628,766
		248,489,182
Greenland–0.16%
Ferguson	39,676	4,741,162
		4,741,162
Hong Kong–3.32%
AIA Group	2,116,200	25,669,551
ASM Pacific Technology	49,300	628,133
Bank of East Asia	277,746	591,641
BOC Hong Kong Holdings	668,000	2,332,900
CK Asset Holdings	445,924	2,707,402
CK Hutchison Holdings	474,660	3,782,455
CK Infrastructure Holdings	141,000	837,936
CLP Holdings	285,500	2,772,700
†ESR Cayman	318,200	1,041,688
†Galaxy Entertainment Group	378,000	3,403,609
Hang Lung Properties	314,000	815,889
Hang Seng Bank	132,600	2,567,024
Henderson Land Development	236,149	1,060,136
HK Electric Investments	564,808	560,878
HKT Trust	581,592	828,911
Hong Kong & China Gas	1,858,437	2,940,376
Hong Kong Exchanges & Clearing	209,908	12,350,230
Hongkong Land Holdings	179,600	881,836
Jardine Matheson Holdings	39,700	2,595,983
Jardine Strategic Holdings	35,900	1,185,418
Link REIT	347,910	3,168,473
†Melco Resorts & Entertainment ADR	44,746	890,893
MTR	283,296	1,605,226
New World Development	280,869	1,452,378
PCCW	819,483	461,704
Power Assets Holdings	254,000	1,499,672
†Sands China	423,468	2,116,223
Sino Land	508,363	707,540
†SJM Holdings	422,591	552,286
Sun Hung Kai Properties	228,505	3,462,509
Swire Pacific Class A	106,000	794,922
Swire Properties	249,361	771,425

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Techtronic Industries	242,000	$ 4,140,158
WH Group	1,768,293	1,432,995
Wharf Real Estate Investment	317,000	1,775,813
†Wynn Macau	332,353	646,400
Xinyi Glass Holdings	344,000	1,123,937
		96,157,250
Ireland–0.70%
CRH	139,043	6,517,337
†Flutter Entertainment	28,751	6,180,197
Kerry Group Class A	26,829	3,357,035
†Kingspan Group	25,045	2,123,471
Smurfit Kappa Group	45,926	2,162,914
		20,340,954
Isle Of Man–0.07%
†GVC Holdings	102,403	2,143,001
		2,143,001
Israel–0.58%
Azrieli Group	9,046	557,680
†Bank Hapoalim	203,905	1,584,593
Bank Leumi Le-Israel	232,402	1,529,372
†Check Point Software Technologies	20,064	2,246,566
†CyberArk Software	6,400	827,776
Elbit Systems	5,177	732,006
ICL Group	99,105	580,146
Israel Discount Bank Class A	186,199	773,625
Mizrahi Tefahot Bank	29,977	781,369
†Nice	10,973	2,369,808
†Teva Pharmaceutical Industries	139,930	1,590,123
†Teva Pharmaceutical Industries ADR	55,369	638,958
†Wix.com	9,300	2,596,746
		16,808,768
Italy–2.18%
†Amplifon	23,545	876,380
†Assicurazioni Generali	197,122	3,943,674
†Atlantia	91,704	1,715,283
†CNH Industrial	175,990	2,723,230
Davide Campari-Milano	100,699	1,127,993
DiaSorin	4,246	681,166
Enel	1,416,344	14,106,420
Eni	448,899	5,524,292
Ferrari	22,205	4,644,199
†FinecoBank Banca Fineco	108,256	1,771,613
Infrastrutture Wireless Italiane	52,629	586,321
†Intesa Sanpaolo	2,851,960	7,727,452
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Mediobanca Banca di Credito Finanziario	101,836	$ 1,129,265
†Moncler	35,950	2,060,289
†Nexi SpA	83,097	1,450,024
Poste Italiane	82,911	1,053,970
Prysmian	42,244	1,372,741
Recordati Industria Chimica e Farmaceutica	16,947	911,609
Snam	327,609	1,816,437
Telecom Italia	1,310,035	708,531
Telecom Italia RSP	1,284,683	738,811
Tenaris	66,516	749,768
Terna Rete Elettrica Nazionale	227,592	1,718,284
†UniCredit	387,676	4,097,559
		63,235,311
Japan–24.32%
ABC-Mart	7,000	394,491
Acom	85,100	395,814
Advantest	34,100	2,981,151
Aeon	115,200	3,432,331
Aeon Mall	21,790	378,828
AGC	34,200	1,430,084
Air Water	31,800	557,164
Aisin Seiki	24,700	936,916
Ajinomoto	86,600	1,771,888
Alfresa Holdings	29,600	570,213
Amada	50,900	567,267
†ANA Holdings	24,500	569,104
Asahi Group Holdings	79,500	3,349,447
Asahi Intecc	33,700	928,291
Asahi Kasei	226,400	2,605,977
Astellas Pharma	329,200	5,060,270
Azbil	23,300	1,002,705
Bandai Namco Holdings	36,700	2,616,149
Bank of Kyoto	11,300	694,992
Bridgestone	94,000	3,799,052
Brother Industries	36,000	796,243
Calbee	17,100	435,820
Canon	175,500	3,966,482
Capcom	33,200	1,077,932
Casio Computer	39,300	740,036
Central Japan Railway	26,100	3,901,151
Chiba Bank	80,000	523,820
Chubu Electric Power	115,900	1,491,601
Chugai Pharmaceutical	118,800	4,816,376
Chugoku Electric Power	59,300	727,827
Coca-Cola Bottlers Japan Holdings	26,400	459,929
Concordia Financial Group	161,400	654,492
Cosmos Pharmaceutical	4,300	670,680
CyberAgent	69,600	1,252,769
Dai Nippon Printing	38,900	814,713

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daifuku	18,900	$ 1,850,314
Dai-ichi Life Holdings	187,900	3,227,688
Daiichi Sankyo	294,800	8,586,408
Daikin Industries	43,200	8,708,277
Daito Trust Construction	11,300	1,309,361
Daiwa House Industry	98,800	2,891,947
Daiwa House REIT Investment	398	1,067,923
Daiwa Securities Group	260,800	1,347,516
Denso	74,000	4,910,165
Dentsu	41,900	1,343,373
Disco	4,900	1,537,819
East Japan Railway	54,700	3,872,597
Eisai	45,400	3,041,974
ENEOS Holdings	551,960	2,500,457
Fanuc	33,200	7,851,361
Fast Retailing	10,100	8,038,952
Fuji Electric	19,300	803,549
FUJIFILM Holdings	65,100	3,863,374
Fujitsu	34,700	5,014,224
Fukuoka Financial Group	36,700	695,717
†GLP J-REIT	633	1,039,326
GMO Payment Gateway	7,700	1,020,872
Hakuhodo DY Holdings	33,300	554,875
Hamamatsu Photonics	25,300	1,494,351
Hankyu Hanshin Holdings	42,100	1,347,884
Harmonic Drive Systems	7,300	493,150
Hikari Tsushin	3,200	643,613
Hino Motors	61,200	526,190
Hirose Electric	5,387	828,058
Hisamitsu Pharmaceutical	7,300	475,349
Hitachi	167,100	7,551,758
Hitachi Construction Machinery	22,900	733,172
†Hitachi Metals	45,700	752,002
Honda Motor	281,800	8,447,001
Hoshizaki	8,500	758,456
Hoya	65,000	7,634,455
Hulic	64,600	761,373
Ibiden	20,000	919,395
Idemitsu Kosan	31,383	808,915
Iida Group Holdings	31,400	758,875
Inpex	171,600	1,171,638
Isuzu Motors	85,100	913,831
Ito En	7,200	441,526
ITOCHU	232,200	7,522,252
Itochu Techno-Solutions	20,500	660,036
†Japan Airlines	24,500	546,534
†Japan Airport Terminal	10,800	530,612
Japan Exchange Group	84,900	1,989,754
Japan Post Bank	57,300	550,618
†Japan Post Holdings	284,400	2,534,364
Japan Post Insurance	33,100	679,787
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Real Estate Investment	241	$ 1,421,296
Japan Retail Fund Investment	790	806,945
Japan Tobacco	206,900	3,970,761
†JFE Holdings	80,600	992,168
JSR	31,900	962,258
Kajima	73,600	1,044,259
Kakaku.com	21,500	586,408
Kansai Electric Power	122,200	1,322,155
Kansai Paint	26,500	707,225
Kao	86,400	5,706,419
KDDI	279,200	8,560,704
Keihan Holdings	15,400	639,783
Keikyu	30,900	466,326
Keio	18,000	1,209,483
Keisei Electric Railway	20,800	680,027
Keyence	31,876	14,471,949
Kikkoman	26,900	1,601,002
†Kintetsu Group Holdings	31,600	1,204,353
Kirin Holdings	140,000	2,681,147
Kobayashi Pharmaceutical	8,100	755,683
Kobe Bussan	17,900	479,327
Koei Tecmo Holdings	11,180	501,320
Koito Manufacturing	17,500	1,172,725
Komatsu	149,300	4,610,130
Konami Holdings	17,500	1,041,544
Kose	5,400	763,730
Kubota	183,300	4,170,913
Kuraray	44,400	506,455
Kurita Water Industries	14,100	604,240
Kyocera	58,000	3,679,837
Kyowa Kirin	51,800	1,548,503
Kyushu Electric Power	80,800	796,872
Kyushu Railway	20,300	471,910
Lasertec	13,500	1,770,332
Lawson	10,700	524,732
Lion	42,200	822,848
LIXIL Group	42,200	1,171,958
M3	75,900	5,189,785
Makita	42,500	1,821,291
Marubeni	309,000	2,569,674
Marui Group	39,100	734,151
†Mazda Motor	91,400	744,573
McDonald's Holdings	14,200	654,053
Medipal Holdings	37,600	721,268
MEIJI Holdings	20,768	1,335,454
†Mercari	14,200	643,793
MINEBEA MITSUMI	61,800	1,578,977
MISUMI Group	47,700	1,385,012
Mitsubishi	236,900	6,696,744
Mitsubishi Chemical Holdings	227,600	1,705,895
Mitsubishi Electric	322,300	4,909,090

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Estate	207,400	$ 3,619,783
Mitsubishi Gas Chemical	22,300	546,599
Mitsubishi Heavy Industries	54,500	1,697,634
Mitsubishi UFJ Financial Group	2,123,000	11,345,036
Mitsubishi UFJ Lease & Finance	85,900	518,232
Mitsui & Co.	288,500	5,997,986
Mitsui Chemicals	30,300	956,410
Mitsui Fudosan	160,700	3,647,952
Miura	13,800	745,306
Mizuho Financial Group	427,282	6,170,458
MonotaRO	43,600	1,178,942
MS&AD Insurance Group Holdings	77,054	2,260,993
Murata Manufacturing	99,500	7,945,622
Nabtesco	17,400	795,159
†Nagoya Railroad	28,500	677,720
NEC	44,000	2,590,923
Nexon	87,800	2,846,710
NGK Insulators	38,100	696,450
NGK Spark Plug	33,400	576,450
NH Foods	17,500	749,944
Nidec	77,600	9,415,724
Nihon M&A Center	55,000	1,486,701
Nintendo	19,800	11,052,951
Nippon Building Fund	279	1,640,361
Nippon Express	12,000	893,023
Nippon Paint Holdings	134,000	1,930,278
Nippon Prologis REIT	349	1,120,519
Nippon Shinyaku	9,600	713,552
†Nippon Steel	151,822	2,586,699
Nippon Telegraph & Telephone	227,900	5,849,553
Nippon Yusen	22,000	750,056
Nissan Chemical	22,100	1,179,598
†Nissan Motor	410,600	2,283,934
Nisshin Seifun Group	42,165	704,495
Nissin Foods Holdings	11,900	882,357
Nitori Holdings	13,600	2,631,565
Nitto Denko	26,800	2,289,709
Nomura Holdings	549,400	2,884,815
Nomura Real Estate Holdings	14,400	346,588
†Nomura Real Estate Master Fund	729	1,095,557
Nomura Research Institute	59,207	1,831,420
NSK	74,300	761,621
NTT Data	114,300	1,768,308
Obayashi	116,800	1,070,689
Obic	11,700	2,137,647
Odakyu Electric Railway	53,100	1,450,689
Oji Holdings	132,300	855,514
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Olympus	205,300	$ 4,247,842
Omron	32,400	2,528,210
Ono Pharmaceutical	69,500	1,813,999
Oracle	5,900	575,480
Oriental Land	35,400	5,315,195
ORIX	237,600	4,008,461
Orix JREIT	387	672,466
Osaka Gas	61,500	1,198,063
Otsuka	19,600	916,938
Otsuka Holdings	66,400	2,810,718
Pan Pacific International Holdings	76,300	1,799,226
Panasonic	378,100	4,860,920
†PeptiDream	14,700	671,772
Persol Holdings	37,800	738,760
Pigeon	17,700	671,393
Pola Orbis Holdings	19,500	469,162
Rakuten	161,700	1,926,234
Recruit Holdings	235,800	11,501,972
†Renesas Electronics	145,600	1,577,963
Resona Holdings	350,500	1,471,324
Ricoh	100,600	1,021,218
Rinnai	7,200	805,672
Rohm	16,000	1,562,068
Ryohin Keikaku	37,000	874,834
Santen Pharmaceutical	61,600	847,296
SBI Holdings	39,170	1,061,278
SCSK	7,000	414,721
Secom	37,900	3,187,742
Sega Sammy Holdings	36,900	575,537
†Seibu Holdings	42,300	466,074
Seiko Epson	41,400	673,019
Sekisui Chemical	61,200	1,174,531
Sekisui House	113,900	2,442,074
Seven & i Holdings	133,100	5,364,871
SG Holdings	61,400	1,406,835
Sharp	34,200	589,948
Shimadzu	38,900	1,407,040
Shimamura	4,700	542,055
Shimano	12,700	3,025,175
Shimizu	90,100	729,100
Shin-Etsu Chemical	61,500	10,336,555
Shinsei Bank	19,500	315,064
Shionogi & Co.	47,000	2,526,475
Shiseido	70,700	4,739,087
Shizuoka Bank	78,300	615,227
SMC	10,100	5,866,164
Softbank	514,900	6,689,399
SoftBank Group	274,300	23,113,290
Sohgo Security Services	15,200	717,959
Sompo Holdings	56,575	2,167,452
Sony	220,600	23,100,989
Square Enix Holdings	14,400	799,819
Stanley Electric	20,800	618,975

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Subaru	106,100	$ 2,111,939
SUMCO	40,800	930,782
Sumitomo	206,600	2,942,499
Sumitomo Chemical	243,300	1,259,073
Sumitomo Dainippon Pharma	25,500	443,789
Sumitomo Electric Industries	141,800	2,123,318
Sumitomo Metal Mining	39,400	1,700,543
Sumitomo Mitsui Financial Group	225,600	8,164,183
Sumitomo Mitsui Trust Holdings	63,446	2,211,227
Sumitomo Realty & Development	57,000	2,010,765
Sundrug	15,300	559,630
Suntory Beverage & Food	20,700	769,298
Suzuken Aichi	8,450	330,063
Suzuki Motor	64,400	2,922,646
Sysmex	29,300	3,155,588
T&D Holdings	98,800	1,272,421
Taiheiyo Cement	14,500	381,210
Taisei	33,500	1,291,894
Taisho Pharmaceutical Holdings	7,700	496,527
Taiyo Nippon Sanso	27,700	526,356
Takeda Pharmaceutical	273,275	9,835,185
TDK	22,700	3,142,840
Teijin	38,000	654,468
Terumo	113,900	4,113,670
THK	17,400	601,870
TIS	42,100	1,004,164
Tobu Railway	32,800	881,579
Toho (Tokyo)	17,600	713,696
Toho Gas	13,900	857,413
Tohoku Electric Power	66,700	629,501
Tokio Marine Holdings	111,800	5,316,116
Tokyo Century	9,100	611,461
†Tokyo Electric Power	216,200	720,504
Tokyo Electron	25,900	10,944,782
Tokyo Gas	63,400	1,410,002
Tokyu	90,300	1,202,097
Tokyu Fudosan Holdings	86,800	513,470
Toppan Printing	39,300	663,725
Toray Industries	235,500	1,515,410
Toshiba	69,300	2,340,772
Tosoh	41,800	799,570
TOTO	24,000	1,473,922
Toyo Suisan Kaisha	12,500	524,949
Toyoda Gosei	13,900	365,059
Toyota Industries	26,900	2,395,430
Toyota Motor	371,300	28,892,489
Toyota Tsusho	36,900	1,547,984
Trend Micro	22,400	1,120,759
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tsuruha Holdings	7,000	$ 902,777
Unicharm	70,800	2,970,115
United Urban Investment	599	803,896
USS	31,700	619,542
Welcia Holdings	20,200	693,249
West Japan Railway	30,100	1,667,767
Yakult Honsha	20,100	1,016,573
Yamada Denki	133,900	721,953
Yamaha	24,200	1,313,543
Yamaha Motor	46,500	1,138,510
Yamato Holdings	55,600	1,524,010
Yamazaki Baking	15,300	247,204
Yaskawa Electric	44,600	2,219,427
Yokogawa Electric	34,900	642,368
Z Holdings	462,500	2,299,865
ZOZO	18,100	534,541
		705,486,361
Luxembourg–0.07%
†Eurofins Scientific	21,860	2,089,527
		2,089,527
Malta–0.00%
=†πAZ. BGP Holdings	160,069	0
		0
Mexico–0.02%
Fresnillo	34,836	415,031
		415,031
Netherlands–5.08%
†ABN AMRO Bank	67,881	824,698
†Adyen	3,140	7,009,216
Aegon	283,383	1,345,909
Akzo Nobel	32,520	3,633,618
†Argenx	8,077	2,220,213
ASM International	8,280	2,408,069
ASML Holding	74,638	45,251,968
EXOR	19,565	1,650,582
Heineken	45,710	4,696,793
Heineken Holding	20,303	1,807,128
ING Groep	699,280	8,554,716
†Jde Peet	14,174	520,264
†Just Eat Takeaway.com	21,935	2,022,356
Koninklijke Ahold Delhaize	194,625	5,420,623
Koninklijke DSM	30,456	5,153,783
Koninklijke KPN	643,222	2,182,963
†Koninklijke Philips	157,741	9,004,041
Koninklijke Vopak	14,985	745,970
NN Group	47,367	2,315,766
†Prosus	84,647	9,410,373
†Randstad	20,790	1,462,338
Royal Dutch Shell Class A	714,102	13,918,302

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Royal Dutch Shell Class B	644,270	$ 11,857,338
Wolters Kluwer	46,328	4,026,854
		147,443,881
New Zealand–0.32%
†a2 Milk	130,118	783,337
†Auckland International Airport	203,075	1,111,928
Fisher & Paykel Healthcare	104,535	2,343,533
Mercury	143,836	652,958
Meridian Energy	209,654	789,217
Ryman Healthcare	57,672	616,255
Spark New Zealand	360,164	1,126,893
†Xero	19,900	1,912,507
		9,336,628
Norway–0.63%
†Adevinta	48,699	716,836
DNB	169,020	3,596,528
Equinor	170,723	3,339,349
Gjensidige Forsikring	32,261	756,628
Marine Harvest	73,824	1,831,542
Norsk Hydro	220,326	1,410,597
Orkla	146,216	1,433,244
†Schibsted Class A	14,296	600,044
†Schibsted Class B	20,889	747,331
Telenor	130,632	2,298,582
Yara International	30,915	1,607,711
		18,338,392
Portugal–0.16%
Energias de Portugal	495,350	2,828,968
Galp Energia	97,481	1,134,015
Jeronimo Martins	35,095	590,587
		4,553,570
Singapore–1.11%
Ascendas Real Estate Investment Trust	618,765	1,402,939
CapitaLand	498,928	1,394,565
CapitaLand Mall Trust	786,552	1,268,821
City Developments	96,900	574,831
DBS Group Holdings	321,281	6,876,063
Genting Singapore	1,288,800	881,427
Keppel	237,415	938,929
Mapletree Commercial Trust	425,700	670,892
Mapletree Logistics Trust	594,382	852,778
Oversea-Chinese Banking	582,773	5,090,383
†Singapore Airlines	245,550	1,013,085
Singapore Exchange	130,100	964,241
Singapore Technologies Engineering	235,300	680,432
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Telecommunications	1,413,200	$ 2,563,342
Suntec Real Estate Investment Trust	451,000	523,015
United Overseas Bank	207,085	3,976,365
UOL Group	98,851	580,526
Venture	39,200	584,561
Wilmar International	315,600	1,271,597
		32,108,792
Spain–2.37%
ACS Actividades de Construccion y Servicios	46,862	1,553,030
†Aena SME	12,179	1,975,244
†Amadeus IT Group	79,606	5,636,712
Banco Bilbao Vizcaya Argentaria	1,181,645	6,133,175
†Banco Santander	3,089,673	10,496,583
CaixaBank	601,939	1,862,854
Cellnex Telecom	57,638	3,318,771
Enagas	48,905	1,062,138
Endesa	59,943	1,585,859
Ferrovial	88,478	2,306,544
Grifols	50,599	1,325,005
Iberdrola	1,065,194	13,721,946
Industria de Diseno Textil	193,141	6,364,550
Naturgy Energy Group	55,524	1,360,862
Red Electrica	77,676	1,375,469
Repsol	253,921	3,144,484
Siemens Gamesa Renewable Energy	41,919	1,622,228
Telefonica	890,182	3,984,629
		68,830,083
Sweden–3.50%
†Alfa Laval	53,564	1,619,165
†ArcelorMittal	129,423	3,738,202
Assa Abloy Class B	176,808	5,081,475
Atlas Copco Class A	119,131	7,251,434
Atlas Copco Class B	68,351	3,557,074
Boliden	48,436	1,796,915
Electrolux Class B	35,635	988,246
Epiroc Class A	114,851	2,601,209
Epiroc Class B	64,917	1,352,461
EQT	40,244	1,324,809
Essity Class B	109,912	3,472,250
Evolution Gaming Group	28,037	4,128,447
†Fastighets Balder Class B	19,148	948,471
†Hennes & Mauritz Class B	140,207	3,158,629
Hexagon Class B	50,876	4,692,957
Husqvarna Class B	66,591	959,203
ICA Gruppen	19,291	943,185
†Industrivarden	20,204	743,065
†Industrivarden Class C	26,548	931,397

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Investment AB Latour	20,068	$ 519,770
Investor Class B	80,684	6,433,693
†Kinnevik	42,451	2,063,869
†L E Lundbergforetagen Class B	16,198	884,325
Lundin Energy	29,098	914,242
Nibe Industrier Class B	55,297	1,714,606
†Sandvik	199,366	5,446,728
Securitas Class B	49,323	838,668
†Skandinaviska Enskilda Banken Class A	289,018	3,522,773
Skanska Class B	57,556	1,443,274
SKF Class B	67,766	1,925,874
†Svenska Cellulosa Class B	111,068	1,965,496
Svenska Handelsbanken Class A	275,338	2,990,635
Swedbank Class A	160,374	2,826,095
Swedish Match	29,458	2,299,717
Tele2 Class B	85,945	1,159,258
Telefonaktiebolaget LM Ericsson Class B	517,715	6,849,752
Telia	460,086	1,992,918
†Volvo Class B	254,991	6,449,629
		101,529,916
Switzerland–9.30%
ABB	319,334	9,649,451
Adecco Group	26,224	1,765,747
†Alcon	87,133	6,101,108
Baloise Holding	7,311	1,243,833
Banque Cantonale Vaudoise	3,999	390,105
Barry Callebaut	524	1,184,218
†Chocoladefabriken Lindt & Spruengli	196	3,201,080
Cie Financiere Richemont Class A	90,349	8,674,039
†Clariant	28,318	571,064
Credit Suisse Group	433,428	4,540,871
†EMS-Chemie Holding	1,433	1,279,640
Geberit	6,282	3,998,573
Givaudan	1,658	6,388,865
†Glencore	1,772,368	6,945,322
†Julius Baer Group	40,492	2,589,363
Kuehne + Nagel International Class R	8,874	2,532,209
†LafargeHolcim	92,481	5,434,476
Logitech International	29,939	3,140,404
†Lonza Group	12,889	7,205,785
Nestle	505,547	56,344,835
Novartis	389,008	33,243,587
Partners Group Holding	3,170	4,048,236
Roche Holding	128,780	41,722,635
Schindler Holding	10,684	3,112,794
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
SGS	1,017	$ 2,884,809
†Siemens Energy	69,287	2,487,150
Sika	24,422	6,976,607
†Sonova Holding	9,982	2,644,546
Straumann Holding Class R	1,705	2,126,853
Swatch Group	5,499	1,581,948
Swatch Group (Swiss Exchange)	10,692	595,603
Swiss Life Holding	5,283	2,596,923
Swiss Prime Site	13,839	1,276,061
Swiss Re	51,699	5,084,843
Swisscom	4,478	2,402,101
†Temenos	11,211	1,613,772
UBS Group	635,577	9,841,474
Vifor Pharma	8,227	1,119,826
Zurich Insurance Group	26,123	11,149,572
		269,690,328
United Kingdom–12.66%
3i Group	169,381	2,693,521
Admiral Group	33,444	1,429,743
Anglo American	212,089	8,311,064
Ashtead Group	80,659	4,811,470
†Associated British Foods	62,541	2,082,188
AstraZeneca	229,482	22,926,877
†Auto Trader Group	162,037	1,238,441
AVEVA Group	17,983	848,360
Aviva	698,928	3,933,177
BAE Systems	544,046	3,787,608
Barclays	3,074,456	7,880,112
†Barratt Developments	183,734	1,891,611
Berkeley Group Holdings	19,739	1,207,948
BHP Group	366,955	10,595,737
BP	3,526,630	14,325,321
British American Tobacco	399,642	15,283,246
British Land	163,163	1,135,479
†BT Group	1,489,208	3,178,076
Bunzl	58,495	1,873,294
†Burberry Group	73,384	1,920,658
Coca-Cola European Partners	39,560	2,050,527
Coca-Cola HBC	33,062	1,052,881
†Compass Group	316,147	6,369,802
Croda International	25,673	2,246,733
DCC	17,612	1,527,205
Diageo	407,820	16,807,576
Direct Line Insurance Group	223,056	963,413
Evraz	108,304	862,999
Experian	162,188	5,583,098
GlaxoSmithKline	874,363	15,525,502
Halma	68,764	2,250,504
Hargreaves Lansdown	58,970	1,253,178

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Hikma Pharmaceuticals	31,884	$ 1,000,422
HSBC Holdings (London Shares)	3,558,515	20,761,201
Imperial Brands	171,094	3,519,181
†Informa	284,265	2,193,786
†InterContinental Hotels Group	30,607	2,099,191
Intertek Group	27,901	2,154,770
J Sainsbury	283,273	947,011
†JD Sports Fashion	92,481	1,051,317
Johnson Matthey	33,416	1,388,007
†Kingfisher	361,471	1,586,164
Land Securities Group	134,293	1,277,625
Legal & General Group	1,010,200	3,886,917
†Lloyds Banking Group	12,551,581	7,360,086
London Stock Exchange Group	54,599	5,223,747
M&G	494,069	1,412,649
†Melrose Industries	844,327	1,942,697
Mondi	85,701	2,185,726
National Grid	607,229	7,232,763
†Next	23,591	2,558,222
†Ocado Group	86,932	2,438,833
Pearson	130,670	1,389,972
†Persimmon	57,667	2,337,291
Phoenix Group Holdings	103,913	1,051,774
Prudential	451,507	9,588,799
Reckitt Benckiser Group	126,750	11,354,439
RELX (London Stock Exchange)	334,139	8,379,110
†Rentokil Initial	320,925	2,143,116
Rio Tinto	195,741	14,976,585
†Rolls-Royce Holdings	1,489,211	2,161,835
†Royal Bank of Scotland Group	835,445	2,260,297
†RSA Insurance Group	183,937	1,726,848
Sage Group	208,528	1,761,656
Schroders	19,978	963,958
Segro	198,804	2,569,690
Severn Trent	39,113	1,243,422
Smith & Nephew	157,531	2,992,632
Smiths Group	71,202	1,509,195
Spirax-Sarco Engineering	12,924	2,031,140
SSE	186,754	3,746,027
St James's Place	94,330	1,656,751
†Standard Chartered	481,445	3,315,280
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Standard Lifeerdeen	386,363	$ 1,544,123
†Taylor Wimpey	619,178	1,540,318
Tesco	1,315,549	4,150,457
Unilever	459,958	25,719,004
United Utilities Group	115,160	1,469,795
Vodafone Group	4,639,881	8,435,752
†Whitbread	36,026	1,701,537
Wm Morrison Supermarkets	393,433	989,584
WPP	203,136	2,578,077
		367,356,128
United States–0.22%
†Stellantis	362,347	6,408,686
		6,408,686
Total Common Stock (Cost $1,781,722,113)		2,828,889,345
PREFERRED STOCKS–0.70%
Germany–0.70%
Bayerische Motoren Werke 5.70%	11,962	951,789
Fuchs Petrolub 2.36%	9,686	463,892
Henkel & Co.	32,190	3,618,640
Porsche Automobil Holding	28,687	3,041,841
Sartorius	6,012	2,997,776
Volkswagen 2.67%	32,883	9,200,868
Total Preferred Stocks (Cost $10,521,480)		20,274,806
RIGHTS–0.00%
Italy–0.00%
=†Snam NPV	327,609	337
Total Rights (Cost $0)		337

MONEY MARKET FUND–0.70%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	20,395,015	20,395,015
Total Money Market Fund (Cost $20,395,015)		20,395,015

TOTAL INVESTMENTS–98.92% (Cost $1,812,638,608)	2,869,559,503
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.08%	31,305,321
NET ASSETS APPLICABLE TO 270,966,530 SHARES OUTSTANDING–100.00%	$2,900,864,824

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)
Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/19/2009	$—	$—

The following futures contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
478	E-mini MSCI EAFE Index	$52,388,800	$52,423,448	6/18/21	$—	$(34,648)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
See accompanying notes.
LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and subadviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
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LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$198,208,639	$—	$—	$198,208,639
Austria	5,569,673	—	—	5,569,673
Belgium	24,818,618	—	—	24,818,618
Chile	1,548,710	—	—	1,548,710
China	778,596	—	—	778,596
Denmark	67,884,241	—	—	67,884,241
Finland	33,787,117	—	—	33,787,117
France	310,790,800	—	—	310,790,800
Germany	248,489,182	—	—	248,489,182
Greenland	4,741,162	—	—	4,741,162
Hong Kong	96,157,250	—	—	96,157,250
Ireland	20,340,954	—	—	20,340,954
Isle Of Man	2,143,001	—	—	2,143,001
Israel	16,808,768	—	—	16,808,768
Italy	63,235,311	—	—	63,235,311
Japan	705,486,361	—	—	705,486,361
Luxembourg	2,089,527	—	—	2,089,527
Malta	—	—	—*	—
Mexico	415,031	—	—	415,031
Netherlands	147,443,881	—	—	147,443,881
New Zealand	9,336,628	—	—	9,336,628
Norway	18,338,392	—	—	18,338,392
Portugal	4,553,570	—	—	4,553,570
Singapore	32,108,792	—	—	32,108,792
Spain	68,830,083	—	—	68,830,083
Sweden	101,529,916	—	—	101,529,916
Switzerland	269,690,328	—	—	269,690,328
United Kingdom	367,356,128	—	—	367,356,128
United States	6,408,686	—	—	6,408,686
Preferred Stocks	20,274,806	—	—	20,274,806
Rights	—	—	337	337
Money Market Fund	20,395,015	—	—	20,395,015
Total Investments	$2,869,559,166	$—	$337	$2,869,559,503
Derivatives:

Liabilities:
Futures Contract	$(34,648)	$—	$—	$(34,648)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP SSGA International Index Fund–13